Other assets	12 Months Ended
Dec. 31, 2024
Assets [abstract]
Other assets
17. Other assets

	2024	2023
Current -
Interest receivable	$18,687	$18,037
Foreign currency forward	1,410	—
Other	1,613	14,190
	21,710	32,227
Non-current -
Guarantee deposits	11,690	4,605
Deposits for litigation	7,211	9,231
Other	3,212	3,212
	22,113	17,048
	$43,823	$49,275

Guarantee deposits are mainly amounts paid to suppliers, as required at the inception of the agreements.
Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).